Investment Strategy	Aug. 14, 2026
Leverage Shares 2X Long DELL Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed option that permits customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the technology hardware and equipment industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Dell Technologies, Inc is a technology company that provides information technology infrastructure, personal computing devices, software and services. Through its Infrastructure Solutions Group and Client Solutions Group segments, Dell offers servers, storage, networking products, personal computers, workstations and related services to businesses, governments and consumers worldwide. The common stock of Dell Technologies, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-37867 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long NOW Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed option that permits customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the software and services industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

ServiceNow, Inc. is a software company that provides a cloud-based artificial intelligence (“AI”) platform designed to help organizations automate and manage digital workflows across enterprise functions. The company’s platform enables customers to improve productivity and efficiency across information technology, customer service, human resources, finance, supply chain and other business operations. The common stock of ServiceNow, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-35580 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long MU Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed option that permits customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Micron Technology, Inc. is a semiconductor company that designs, develops, manufactures and sells memory and storage products. The company’s portfolio includes dynamic random access memory (DRAM), NAND flash memory, NOR memory and solid-state storage products used in data centers, artificial intelligence applications, personal computers, mobile devices, automotive systems and industrial applications. The common stock of Micron Technology, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 1-10658 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long IBM Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed option that permits customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the software and services industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

International Business Machines Corporation provides hybrid cloud and artificial intelligence solutions, software, consulting services and infrastructure technologies. The company helps enterprises deploy and manage applications, data and information technology environments across public and private cloud platforms and on-premises systems. The common stock of International Business Machines Corporation is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 1-2360 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long FIX Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed option that permits customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the capital goods industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Comfort Systems USA, Inc. is a mechanical and electrical contracting company that provides installation, renovation, maintenance, repair and replacement services for mechanical, electrical and plumbing systems. The company serves commercial, industrial and institutional customers, including data centers, manufacturing facilities, healthcare facilities, educational institutions and government facilities throughout the United States. The common stock of Comfort Systems USA, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 1-13011 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long CLS Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed option that permits customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the technology hardware and equipment industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Celestica Inc. is a manufacturing solutions company that provides design, engineering, hardware platform and supply chain solutions to customers worldwide. The company serves cloud and communications service providers, hyperscalers and companies operating in industrial, capital equipment, aerospace and defense, health technology and communications markets. Its services include product design and development, component sourcing, electronics manufacturing, systems integration and lifecycle management solutions. The common stock of Celestica Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-14832 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long FLEX Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed option that permits customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the technology hardware and equipment industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Flex Ltd. is a global manufacturing solutions company that provides design and engineering, supply chain, manufacturing and integrated services to customers across a broad range of industries. The company also provides power and cooling products and solutions. Flex serves customers in data center, healthcare, industrial, automotive, communications and lifestyle markets worldwide. The common stock of Flex Ltd. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 0-23354 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long HUBB Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed option that permits customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the capital goods industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Hubbell Incorporated is a manufacturer of utility and electrical solutions for critical infrastructure applications. The company operates through its Utility Solutions and Electrical Solutions segments, providing products and services used in electric transmission and distribution systems, grid modernization, electrification, communications networks, data centers, industrial facilities and other non-residential infrastructure markets. The common stock of Hubbell Incorporated is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 1-2958 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long ROK Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed option that permits customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the capital goods industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Rockwell Automation Inc. is an industrial automation and digital transformation company that provides hardware, software and services designed to improve the productivity, sustainability and efficiency of industrial operations. The company offers control systems, industrial software, intelligent devices and lifecycle services that help manufacturers and other industrial customers automate, monitor and optimize their operations worldwide. The common stock of Rockwell Automation, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 1-12383 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long EMR Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed option that permits customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the capital goods industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Emerson Electric Co. is a global technology and industrial software company that provides automation solutions for process, hybrid and discrete industries. The company’s products, software and services help customers optimize operations, improve productivity, enhance reliability and advance sustainability initiatives across industrial, energy, power, life sciences and infrastructure markets. The common stock of Emerson Electric Co. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 1-278 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long SANM Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed option that permits customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the technology hardware and equipment industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Sanmina Corporation is an integrated manufacturing solutions company that provides design, engineering, manufacturing and logistics services to customers in the communications, cloud infrastructure, medical, industrial, defense and aerospace, automotive and semiconductor industries. The company offers product design, printed circuit board manufacturing, systems integration, supply chain management and lifecycle services to customers worldwide. The common stock of Sanmina Corporation is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 0-21272 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long CARR Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed option that permits customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the capital goods industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Carrier Global Corporation is a provider of intelligent climate and energy solutions. The company designs, manufactures and services heating, ventilation and air conditioning (“HVAC”), refrigeration and building automation products and solutions for residential, commercial and industrial customers worldwide. Carrier’s offerings help customers improve energy efficiency, building performance and sustainability. The common stock of Carrier Global Corporation is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-39220 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long TT Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed option that permits customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the capital goods industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Trane Technologies plc is a climate innovator that provides heating, ventilation and air conditioning (“HVAC”), transport refrigeration and building management solutions. The company designs, manufactures, markets and services products and systems that help customers improve energy efficiency, sustainability and operational performance across commercial, residential and transportation markets worldwide. The common stock of Trane Technologies Plc, is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-34400 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long JCI Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed option that permits customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the capital goods industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Johnson Controls International plc designs, manufactures, installs and services building products and systems, including heating, ventilation and air conditioning equipment, fire detection and suppression systems, security solutions, building controls and related services for commercial, industrial, institutional and governmental customers worldwide. The common stock of Johnson Controls International plc is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-13836 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long MOD Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed option that permits customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the capital goods industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Modine Manufacturing Company develops and manufactures thermal management products and solutions. The company provides cooling systems, heat transfer technologies and air handling solutions for data centers, commercial, industrial and climate solutions markets worldwide. The common stock of Modine Manufacturing Company is registered as under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 1-1373 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long STM Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed option that permits customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

STMicroelectronics N.V. is a global semiconductor company that designs, develops, manufactures and markets semiconductor products and solutions. The company’s products include microcontrollers, analog and power semiconductors, sensors, connectivity solutions and other semiconductor devices used in automotive, industrial, personal electronics, communications equipment and infrastructure applications worldwide. The common stock of STMicroelectronics N.V. is registered as a foreign private issuer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 1-13546 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long WOLF Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed option that permits customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Wolfspeed, Inc. is a semiconductor company focused on silicon carbide materials and devices. The company develops and manufactures silicon carbide wafers, power devices and related technologies used in electric vehicles, industrial power applications, energy infrastructure and other high-performance power and radio frequency applications. The common stock of Wolfspeed, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-40863 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long VICR Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed option that permits customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the capital goods industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Vicor Corporation is a power technology company that designs, develops, manufactures and markets power conversion and power delivery solutions. The company’s products are used in data centers, artificial intelligence infrastructure, telecommunications, industrial equipment, aerospace and defense systems, and other high-performance computing and power applications. The common stock of Vicor Corporation is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 0-18277 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long POWI Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed option that permits customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Power Integrations, Inc. is a semiconductor company that designs, develops and markets high-voltage power conversion products used in electronic devices and energy-efficient power systems. The company’s products are used in consumer appliances, mobile devices, communications equipment, industrial applications, electric vehicles, renewable energy systems and other electronic products worldwide. The common stock of Power Integrations, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 000-23441 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long VSH Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed option that permits customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the technology hardware and equipment industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Vishay Intertechnology, Inc. is a semiconductor and electronic components company that manufactures discrete semiconductors and passive electronic components. The company’s products include power semiconductors, diodes, metal-oxide-semiconductor field-effect transistors, resistors, capacitors, inductors and sensors used in automotive, industrial, computing, telecommunications, consumer electronics and other markets worldwide. The company’s products are used in consumer appliances, mobile devices, communications equipment, industrial applications, electric vehicles, renewable energy systems and other electronic products worldwide. The common stock of Vishay Intertechnology, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 1-7416 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long LFUS Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed option that permits customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the technology hardware and equipment industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Littelfuse, Inc. is an industrial technology company that designs, manufactures and supplies circuit protection, power control and sensing products. The company’s products are used in industrial, transportation, electronics, energy and infrastructure applications, including electric vehicles, renewable energy systems, industrial automation, communications equipment and data center infrastructure. The common stock of Littelfuse, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 0-20388 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long DIOD Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed option that permits customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the semiconductor and semiconductor equipment industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Diodes Incorporated is a semiconductor company that designs, manufactures and supplies semiconductor products for automotive, industrial, computing, communications and consumer electronics markets. The company’s product portfolio includes discrete semiconductors, analog products, power management devices, timing and connectivity products and other semiconductor solutions used in a broad range of electronic applications worldwide. The common stock of Littelfuse, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 002-25577 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long QRVO Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed option that permits customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the semiconductor and semiconductor equipment industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Qorvo, Inc. is a semiconductor company that develops and supplies technologies used in wireless, wired and power applications. The company’s products include radio frequency solutions, connectivity products, power management devices and other semiconductor technologies used in mobile devices, communications infrastructure, defense, aerospace, industrial, automotive and Internet of Things applications worldwide. The common stock of Qorvo, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-36801 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Leverage Shares 2X Long FLNC Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% leveraged exposure to the price of the Underlying Security, on a daily basis, consistent with the Fund’s investment objective.

The Fund seeks to achieve its investment objective through the use of derivative instruments, including swap agreements and options contracts, as well as, to a lesser extent, direct investments in the Underlying Security. The Fund will enter into one or more swap agreements with major financial institutions pursuant to which the Fund and the counterparty will agree to exchange the return (or differentials in rates of return) of the Underlying Security for a payment based on the Fund’s net assets, such that the Fund seeks to achieve, on a daily basis, leveraged (200%) exposure to the performance of the Underlying Security. Themes Management Company, LLC (the “Adviser”) attempts to consistently apply leveraged exposure to obtain long exposure to the Underlying Security equal to 200% of the Fund’s net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Depending on market conditions, market liquidity and operational constraints, the Fund may obtain leveraged long exposure to the Underlying Security by purchasing deep in-the-money call option contracts or by entering into option combinations designed to replicate long exposure. In particular, the Fund may establish a position consisting of the purchase of a call option and the sale of a put option on the Underlying Security with the same strike price and expiration date (a strategy generally referred to as a “synthetic forward”). All option contracts bought and sold will be based on the Underlying Security. The Fund will pay a premium to purchase call options and receive a premium from selling put options. These option positions are designed to provide economic exposure similar to a leveraged long position in the Underlying Security, with gains or losses determined primarily by changes in the price of the Underlying Security relative to the strike price of the options. However, these strategies may not perfectly replicate leveraged long exposure and may be subject to differences in timing, pricing, liquidity and other market factors, which may cause the Fund’s performance to deviate from the leveraged performance of the Underlying Security.

As part of its investment strategy, the Fund may invest in a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Standardized exchange-traded options have standardized terms, including the strike price, expiration date and exercise style, and are also guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed option that permits customization of contract terms including strike price, expiration date and exercise style that are also guaranteed for settlement by the OCC.

The Fund may utilize either European style options, which may be exercised only at expiration or American style options, which may be exercised at any time prior to expiration.

As a result of its investment strategy, the Fund will be concentrated (i.e., invest 25% or more of its total assets) in the industry to which the Underlying Security is assigned. As of the date of this prospectus, the Underlying Security is assigned to the capital goods industry.

The Fund seeks to achieve its investment objective on a daily basis without regard to overall market movement or the increase or decrease in the value of the Underlying Security. The Fund’s exposure is reset daily, typically at the close of trading. As a result, the Fund’s performance for periods longer than one day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security for the same period. The Fund generally seeks to maintain its exposure regardless of market conditions and does not attempt to take defensive positions.

At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security rises on a given day, net assets of the Fund are expected to rise, resulting in the Fund increasing its exposure. Conversely, if the price of the Underlying Security decreases on a given day, net assets of the Fund are expected to decrease, resulting in the Fund reducing its exposure. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

If the Underlying Security were to decrease by more than 50% in a single trading day the Fund and consequently the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Fluence Energy, Inc. is an energy storage technology and services company that provides battery-based energy storage products, software and services. The company develops and deploys energy storage systems, digital applications and optimization software that support renewable energy integration, grid reliability and energy management for utilities, developers and commercial customers worldwide. The common stock of Fluence Energy, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-40978 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.